Income Tax	12 Months Ended
Dec. 31, 2020
Income tax [abstract]
Income tax
13	Income tax

	2018 RMB’000	2019 RMB’000	2020 RMB’000
- Current income tax	(1,471,671)	(460,720)	(37,027)
- Deferred taxation	(232)	31,757	102,647

Income tax (expense)/credit	(1,471,903)	(428,963)	65,620

A reconciliation of the expected income tax calculated at the applicable tax rate and total profit, with the actual income tax is as follows:

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Profit before income tax	6,808,121	2,656,128	590,778

Expected PRC income tax at the statutory tax rate of 25%	(1,702,032)	(664,032)	(147,695)
Tax effect of share of profit of investments accounted for using the equity method	218,024	239,562	178,685
Tax effect of other non-taxable income	14,770	7,459	54,379
Tax deductions for R&D expenses	2,500	7,500	11,863
Tax effect of non-deductible loss, expenses and costs	(20,123)	(42,906)	(51,543)
True up for final settlement of enterprise income taxes in respect of previous years	(12,678)	2,618	9,188
Tax losses for which no deferred income tax asset was recognized	(10,017)	(9,578)	(2,821)
Utilization of previously unrecognized tax losses	37,653	30,414	13,564

Actual income tax (expense)/credit	(1,471,903)	(428,963)	65,620

The provision for PRC income tax is calculated at the rate of 25% (2019 and 2018: 25%) on the estimated taxable income of the year ended 31 December 2020 determined in accordance with relevant income tax rules and regulations. The Group did not carry out business overseas and therefore does not incur overseas income taxes.

(i)	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2019 RMB’000	2020 RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	219,557	246,900
– Deferred tax asset to be recovered within 12 months	117,625	255,646

	337,182	502,546

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(166,183)	(275,174)
– Deferred tax liabilities to be recovered within 12 months	(20,167)	(10,608)

	(186,350)	(285,782)

Deferred tax assets - net	150,832	252,121

Deferred tax liabilities - net	—	(35,357)

(ii)	Movements in deferred tax assets and liabilities are as follows:

	Balance as at 1 January 2019 RMB’000	(Charged)/deducted to profit or loss RMB’000	Balance as at 31 December 2019 RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	39,606	(705)	38,901
Provision for impairment losses in property, plant and equipment and construction in progress	219,610	(11,978)	207,632
Others	9,417	81,232	90,649

	268,633	68,549	337,182

Deferred tax liabilities
Gains of financial assets at fair value	—	(4,604)	(4,604)
Difference in depreciation	(145,709)	(33,091)	(178,800)
Capitalization of borrowing costs	(3,849)	903	(2,946)

	(149,558)	(36,792)	(186,350)

Deferred tax assets - net	119,075	31,757	150,832

	Balance as at 1 January 2020 RMB’000	Deducted/(charged) to profit or loss RMB’000	Balance as at 31 December 2020 RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	38,901	18,425	57,326
Provision for impairment losses in property, plant and equipment and construction in progress	207,632	18,803	226,435
Tax losses	1,986	85,813	87,799
Others	88,663	42,323	130,986

	337,182	165,364	502,546

Deferred tax liabilities
Gains of financial assets at fair value	(4,604)	4,604	—
Difference in depreciation	(178,800)	(104,939)	(283,739)
Capitalization of borrowing costs	(2,946)	903	(2,043)

	(186,350)	(99,432)	(285,782)

Deferred tax assets - net	150,832	101,289	252,121

Deferred tax liabilities - net	—	(35,357)	(35,357)

The Group recognizes deferred tax assets only to the extent that it is probable that future taxable income will be available against which the assets can be utilized. Based on the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets will be utilized, management believes that it is probable the Group will realize the benefits of these temporary differences for which deferred tax assets have been recognized.

(iii)	Deferred tax assets not recognized

As at 31 December 2020, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of the impairment losses on property, plant and equipment amounting to RMB 29,969 thousands (31 December 2019: RMB 29,969 thousands), because it was not probable that the related tax benefit would be realized.

As at 31 December 2020, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of unused tax losses of RMB 72,699 thousands (31 December 2019: RMB 121,723 thousands) carried forward for PRC income tax purpose because it was not probable that the related tax benefit would be realized.

Tax losses carried forward that are not recognized as deferred tax assets will expire in the following years:

	2019 RMB’000	2020 RMB’000
2020	17,775	—
2021	12,880	—
2022	12,687	12,687
2023	40,069	10,415
2024	38,312	38,312
2025	—	11,285

	121,723	72,699